Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	G Medical Innovations Holdings Ltd.
Trading Symbol	GMVD
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	13,579,032
Amendment Flag	false
Entity Central Index Key	0001760764
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	true
Entity File Number	001-39674
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5 Oppenheimer,
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7670105
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, par value $0.09 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Ziv Haft
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1185
Document Annual Report	true
Document Registration Statement	false
Document Shell Company Report	false
Document Transition Report	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	5 Oppenheimer
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7670105
Entity Address, Country	IL
City Area Code	972
Local Phone Number	8 958 4777
Contact Personnel Name	Dr. Yacov Geva
Contact Personnel Email Address	Yacovg@Gmedinnovations.com